UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-05037

 NAME OF REGISTRANT:                     Professionally Managed Portfolios



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Elaine E. Richards
                                         Professional Managed Portfolios
                                         2020 E. Financial Way, Ste.
                                         100
                                         Glendora , CA 91741

 REGISTRANT'S TELEPHONE NUMBER:          626-914-7363

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2012 - 06/30/2013


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

FundX Aggressive Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 TCW FUNDS, INC.                                                                             Agenda Number:  933698562
--------------------------------------------------------------------------------------------------------------------------
        Security:  87234N344
    Meeting Type:  Special
    Meeting Date:  20-Dec-2012
          Ticker:  TGDFX
            ISIN:  US87234N3448
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE A NEW INVESTMENT ADVISORY AND                  Mgmt          For                            For
       MANAGEMENT AGREEMENT BETWEEN THE
       CORPORATION AND TCW INVESTMENT MANAGEMENT
       COMPANY, THE FUND'S CURRENT INVESTMENT
       ADVISER.




--------------------------------------------------------------------------------------------------------------------------
 WILLIAM BLAIR MUTUAL FUNDS, INC                                                             Agenda Number:  933666488
--------------------------------------------------------------------------------------------------------------------------
        Security:  093001865
    Meeting Type:  Special
    Meeting Date:  02-Aug-2012
          Ticker:  BGFIX
            ISIN:  US0930018652
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       VANN A. AVEDISIAN                                         Mgmt          For                            For
       PHILLIP O. PETERSON                                       Mgmt          For                            For
       LISA A. POLLINA                                           Mgmt          For                            For
       DONALD J. REAVES                                          Mgmt          For                            For
       DONALD L. SEELEY                                          Mgmt          For                            For
       THOMAS J. SKELLY                                          Mgmt          For                            For
       MICHELLE R. SEITZ                                         Mgmt          For                            For
       RICHARD W. SMIRL                                          Mgmt          For                            For



FundX Conservative Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 TCW FUNDS, INC.                                                                             Agenda Number:  933698562
--------------------------------------------------------------------------------------------------------------------------
        Security:  87234N344
    Meeting Type:  Special
    Meeting Date:  20-Dec-2012
          Ticker:  TGDFX
            ISIN:  US87234N3448
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE A NEW INVESTMENT ADVISORY AND                  Mgmt          For                            For
       MANAGEMENT AGREEMENT BETWEEN THE
       CORPORATION AND TCW INVESTMENT MANAGEMENT
       COMPANY, THE FUND'S CURRENT INVESTMENT
       ADVISER.




--------------------------------------------------------------------------------------------------------------------------
 WISDOMTREE FUND                                                                             Agenda Number:  933640977
--------------------------------------------------------------------------------------------------------------------------
        Security:  97717W307
    Meeting Type:  Special
    Meeting Date:  08-Aug-2012
          Ticker:  DLN
            ISIN:  US97717W3079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE A NEW INVESTMENT ADVISORY                      Mgmt          For                            For
       AGREEMENT BETWEEN WISDOMTREE TRUST AND
       WISDOMTREE ASSET MANAGEMENT, INC., WITH
       RESPECT TO THE FUND, TO GO INTO EFFECT IF
       THERE IS A SUBSEQUENT CHANGE OF CONTROL OF
       WISDOMTREE ASSET MANAGEMENT, INC., AS
       DESCRIBED HEREIN

2A.    TO APPROVE A NEW INVESTMENT SUB-ADVISORY                  Mgmt          For                            For
       AGREEMENT BETWEEN WISDOMTREE ASSET
       MANAGEMENT, INC. AND MELLON CAPITAL
       MANAGEMENT CORPORATION, WITH RESPECT TO THE
       FUND, TO GO INTO EFFECT IF THERE IS A
       SUBSEQUENT CHANGE OF CONTROL OF WISDOMTREE
       ASSET MANAGEMENT, INC., AS DESCRIBED HEREIN

3.     TO APPROVE AN ARRANGEMENT THAT ALLOWS THE                 Mgmt          For                            For
       WISDOMTREE TRUST'S BOARD OF TRUSTEES TO
       MAKE FUTURE CHANGES TO THE FUND'S
       SUBADVISORY ARRANGEMENTS WITHOUT A
       SHAREHOLDER VOTE



FundX ETF Aggresive Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


FundX ETF Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


FundX Flexible Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


FundX Tactical Total Return Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


FundX Tactical Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


FundX Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 TCW FUNDS, INC.                                                                             Agenda Number:  933698562
--------------------------------------------------------------------------------------------------------------------------
        Security:  87234N344
    Meeting Type:  Special
    Meeting Date:  20-Dec-2012
          Ticker:  TGDFX
            ISIN:  US87234N3448
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE A NEW INVESTMENT ADVISORY AND                  Mgmt          For                            For
       MANAGEMENT AGREEMENT BETWEEN THE
       CORPORATION AND TCW INVESTMENT MANAGEMENT
       COMPANY, THE FUND'S CURRENT INVESTMENT
       ADVISER.




--------------------------------------------------------------------------------------------------------------------------
 WISDOMTREE FUND                                                                             Agenda Number:  933640977
--------------------------------------------------------------------------------------------------------------------------
        Security:  97717W406
    Meeting Type:  Special
    Meeting Date:  08-Aug-2012
          Ticker:  DTN
            ISIN:  US97717W4069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE A NEW INVESTMENT ADVISORY                      Mgmt          For                            For
       AGREEMENT BETWEEN WISDOMTREE TRUST AND
       WISDOMTREE ASSET MANAGEMENT, INC., WITH
       RESPECT TO THE FUND, TO GO INTO EFFECT IF
       THERE IS A SUBSEQUENT CHANGE OF CONTROL OF
       WISDOMTREE ASSET MANAGEMENT, INC., AS
       DESCRIBED HEREIN

2A.    TO APPROVE A NEW INVESTMENT SUB-ADVISORY                  Mgmt          For                            For
       AGREEMENT BETWEEN WISDOMTREE ASSET
       MANAGEMENT, INC. AND MELLON CAPITAL
       MANAGEMENT CORPORATION, WITH RESPECT TO THE
       FUND, TO GO INTO EFFECT IF THERE IS A
       SUBSEQUENT CHANGE OF CONTROL OF WISDOMTREE
       ASSET MANAGEMENT, INC., AS DESCRIBED HEREIN

3.     TO APPROVE AN ARRANGEMENT THAT ALLOWS THE                 Mgmt          For                            For
       WISDOMTREE TRUST'S BOARD OF TRUSTEES TO
       MAKE FUTURE CHANGES TO THE FUND'S
       SUBADVISORY ARRANGEMENTS WITHOUT A
       SHAREHOLDER VOTE




--------------------------------------------------------------------------------------------------------------------------
 WISDOMTREE FUND                                                                             Agenda Number:  933640977
--------------------------------------------------------------------------------------------------------------------------
        Security:  97717W307
    Meeting Type:  Special
    Meeting Date:  08-Aug-2012
          Ticker:  DLN
            ISIN:  US97717W3079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE A NEW INVESTMENT ADVISORY                      Mgmt          For                            For
       AGREEMENT BETWEEN WISDOMTREE TRUST AND
       WISDOMTREE ASSET MANAGEMENT, INC., WITH
       RESPECT TO THE FUND, TO GO INTO EFFECT IF
       THERE IS A SUBSEQUENT CHANGE OF CONTROL OF
       WISDOMTREE ASSET MANAGEMENT, INC., AS
       DESCRIBED HEREIN

2A.    TO APPROVE A NEW INVESTMENT SUB-ADVISORY                  Mgmt          For                            For
       AGREEMENT BETWEEN WISDOMTREE ASSET
       MANAGEMENT, INC. AND MELLON CAPITAL
       MANAGEMENT CORPORATION, WITH RESPECT TO THE
       FUND, TO GO INTO EFFECT IF THERE IS A
       SUBSEQUENT CHANGE OF CONTROL OF WISDOMTREE
       ASSET MANAGEMENT, INC., AS DESCRIBED HEREIN

3.     TO APPROVE AN ARRANGEMENT THAT ALLOWS THE                 Mgmt          For                            For
       WISDOMTREE TRUST'S BOARD OF TRUSTEES TO
       MAKE FUTURE CHANGES TO THE FUND'S
       SUBADVISORY ARRANGEMENTS WITHOUT A
       SHAREHOLDER VOTE



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Professionally Managed Portfolios
By (Signature)       /s/ Elaine E. Richards
Name                 Elaine E. Richards
Title                President
Date                 August 22, 2013